Note 12 - Income Taxes (Details) - Deferred Tax Assets and Liabilities In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)		Mar. 31, 2014 JPY (¥)		Mar. 31, 2013 JPY (¥)		Mar. 31, 2014 Customer Relationships [Member] USD ($)	Mar. 31, 2014 Customer Relationships [Member] JPY (¥)	Mar. 31, 2013 Customer Relationships [Member] JPY (¥)	Mar. 31, 2014 Trademarks [Member] USD ($)	Mar. 31, 2014 Trademarks [Member] JPY (¥)	Mar. 31, 2013 Trademarks [Member] JPY (¥)
Note 12 - Income Taxes (Details) - Deferred Tax Assets and Liabilities [Line Items]
Unrealized gains on available‑for‑sale securities	$ 8,225		¥ 847,033		¥ 290,623
Capital leases	1,037		106,807		73,735
Accrued expenses	7,272		748,875		713,056
Retirement and pension cost	7,929		816,558		758,240
Allowance for doubtful accounts	475		48,885		66,170
Depreciation					48,315
Net loss on other investments	2,337		240,698		285,505
Operating loss carryforwards	13,306		1,370,277		1,416,522
Transactions in transit*		[1]		[1]		[1]
Transactions in transit*	845	[1]	86,953	[1]	47,983	[1]
Impairment loss on telephone rights	755		77,690		77,101
Accrued enterprise tax	983		101,252		179,725
Asset retirement obligation	1,790		184,325		120,116
Deferred revenue	5,963		614,054		468,382
Intangible assets							14,616	1,505,159	1,690,781	373	38,413	38,413
Investments in equity method investees	2,268		233,550		168,061
Other	2,109		217,213		237,761
Other	1,615		166,346		159,753
Total	47,033		4,843,452		5,014,984
Total	34,647		3,567,953		2,923,913
Valuation allowance	(4,158)		(428,184)		(1,361,807)
Total	42,875		4,415,268		3,653,177
Total	34,647		3,567,953		2,923,913
Tax deduction of goodwill	6,705		690,499		528,299
Excess of tax deductible goodwill over the reported amount of goodwill	$ 3,077		¥ 316,818		¥ 570,356

[1]	This item arises from transactions between IIJ and foreign subsidiaries, which were recorded in the different periods as a result of the difference in each company's fiscal year-end.